CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 434,448	$ 1,574,820	$ 728,998	$ 2,820,342	$ 5,223,775	$ 2,590,579
Revenue from related party	0	0	1,000,000	0	0	0
Less: allowances and refunds	(266,930)	0	(1,229,710)	0	0	0
Net revenue	167,518	1,574,820	499,288	2,820,342	5,223,775	2,590,579
Cost of revenue	548,557	181,037	1,440,477	801,097	2,587,656	1,051,135
Gross profit	(381,039)	1,393,783	(941,189)	2,019,245	2,636,119	1,539,444
Selling, general and administrative expenses
Selling and marketing	286,784	161,005	430,008	415,257	664,383	806,221
Research and development	67,033	10,000	75,033	18,500	74,861	176,964
General and administrative	783,415	661,451	1,345,115	1,354,133	2,456,435	895,798
Total selling, general and administrative expenses	1,137,232	832,456	1,850,156	1,787,890	3,195,679	1,878,983
Income (loss) from operations	(1,518,271)	561,327	(2,791,345)	231,355	(559,560)	(339,539)
Other income (expense), net	11,501	(5,787)	25,153	(6,195)	6,905	(4,948)
Unrealized gain/loss from marketable securities	26,511	0	26,511	0	0	0
Income (loss) before provision for income taxes	(1,480,259)	555,540	(2,739,681)	225,160	(552,655)	(344,487)
Provision for income taxes	0	90,060	0	90,060	4,000	0
Net income (loss)	$ (1,480,259)	$ 465,480	$ (2,739,681)	$ 135,100	$ (556,655)	$ (344,487)
Earnings per share attributable to common stockholders
Basic (in Dollars per share)	$ (0.05)	$ 0.03	$ (0.09)	$ 0.01	$ (0.02)	$ (0.01)
Diluted (in Dollars per share)	$ (0.03)	$ 0.02	$ (0.06)	$ 0	$ (0.01)	$ (0.01)
Weighted average shares outstanding
Basic (in Shares)	30,531,365	28,705,243	30,523,860	28,333,390	28,971,983	25,119,175
Diluted (in Shares)	45,531,365	43,540,408	45,523,860	44,410,738	44,506,230	55,119,175